Capital Management	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Risk Management [Abstract]
Capital Management
30.	Capital management

The Company’s objective is to maintain sufficient capital base so as to maintain investor, creditor and customer confidence and to sustain future development of the business and provide the ability to continue as a going concern. Management defines capital as the Company’s shareholders’ equity and debt. The Board of Directors does not establish quantitative return on capital criteria for management; but rather promotes year over year sustainable profitable growth. The Company currently has not paid any dividends to its shareholders.

As at March 31, 2018 total managed capital was comprised of shareholders’ equity and debt of $1,251,660 (March 31, 2017 - $650,056).

There were no changes in the Company’s approach to capital management during the year.

The Company is subject to externally imposed restrictions related to covenants on its mortgage payable (refer to Note 18).